Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.0%
		Australia: 14.8%
62,286		AGL Energy Ltd.	$ 697,826	0.7
22,255		Aristocrat Leisure Ltd.	383,881	0.4
10,863		ASX Ltd.	640,245	0.7
196,970		Aurizon Holdings Ltd.	624,856	0.7
559,582		AusNet Services	656,128	0.7
87,037		Australia & New Zealand Banking Group Ltd.	1,035,875	1.1
75,617		BHP Group Ltd.	1,779,713	1.9
33,806		BlueScope Steel Ltd.	249,069	0.3
14,488		Brambles Ltd.	112,775	0.1
94,307		Coca-Cola Amatil Ltd.	551,505	0.6
5,527		Cochlear Ltd.	712,817	0.7
28,763		Commonwealth Bank of Australia	1,221,396	1.3
61,025		Crown Resorts Ltd.	391,014	0.4
5,022		CSL Ltd.	930,045	1.0
20,321		Fortescue Metals Group Ltd.	188,120	0.2
16,422		Goodman Group	168,708	0.2
12,574		Macquarie Group Ltd.	924,824	1.0
316,990		Medibank Pvt Ltd.	601,973	0.6
10,468		Newcrest Mining Ltd.	212,113	0.2
14,035		Rio Tinto Ltd.	876,616	0.9
121,454		Santos Ltd.	435,103	0.4
322,714		Scentre Group	481,058	0.5
77,513		Stockland	185,067	0.2
		14,060,727		14.8

		China: 36.0%
46,565		360 Security Technology, Inc. - A Shares	116,715	0.1
344,000		Agile Group Holdings, Ltd.	357,023	0.4
118,000		Air China Ltd. - H Shares	71,466	0.1
22,404	(1)	Alibaba Group Holding Ltd. ADR	4,646,366	4.9
113,000		Anhui Conch Cement Co., Ltd. - H Shares	852,076	0.9
25,000		Anta Sports Products Ltd.	224,051	0.2
1,265		Autohome, Inc. ADR	97,316	0.1
736,000	(2)	BAIC Motor Corp. Ltd. - H Shares	298,357	0.3
1,901,000		Bank of China Ltd. - H Shares	698,773	0.7
773,000		Bank of Communications Co., Ltd. - H Shares	470,981	0.5
45,000		Beijing Enterprises Holdings Ltd.	150,231	0.2
219,000		BOC Hong Kong Holdings Ltd.	616,839	0.7
589,000	(2)	CGN Power Co. Ltd. - H Shares	135,688	0.1
350,000		China Coal Energy Co. - H Shares	84,304	0.1
326,000		China Communications Services Corp., Ltd. - H Shares	217,403	0.2
1,655,960		China Construction Bank - H Shares	1,306,045	1.4
784,000		China Everbright Bank Co. Ltd. - H Shares	319,256	0.3
76,000		China Everbright Ltd.	107,454	0.1
369,000		China Medical System Holdings Ltd.	423,155	0.4
128,000		China Merchants Bank Co., Ltd. - H Shares	603,144	0.6
100,000		China Mobile Ltd.	707,074	0.7
258,000		China National Building Material Co., Ltd. - H Shares	292,698	0.3
784,000		China Petroleum & Chemical Corp. - H Shares	365,791	0.4
582,000		China Resources Cement Holdings Ltd. - H Shares	735,309	0.8
32,000		China Resources Land Ltd.	127,610	0.1
99,900		China Resources Double Crane Pharmaceutical Co. Ltd. - A Shares	172,260	0.2
267,000		China Shenhua Energy Co., Ltd. - H Shares	489,065	0.5
814,000		China Telecom Corp., Ltd. - H Shares	270,030	0.3
376,000		China Unicom Hong Kong Ltd.	218,642	0.2
174,500		Chinese Universe Publishing and Media Group Co. Ltd. - A Shares	277,560	0.3
729,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	280,898	0.3
256,000		CIFI Holdings Group Co. Ltd.	185,973	0.2
363,000		CITIC Ltd.	348,260	0.4
441,000		CNOOC Ltd.	503,825	0.5
214,000		CSPC Pharmaceutical Group Ltd.	421,857	0.4
225,500	(2)	Dali Foods Group Co. Ltd.	143,433	0.2
144,500		Fosun International Ltd.	187,038	0.2
923,900		GD Power Development Co. Ltd. - A Shares	235,499	0.3
159,000		Geely Automobile Holdings Ltd.	219,692	0.2
74,160		Giant Network Group Co. Ltd.	173,460	0.2
356,000		Greenland Holdings Corp. Ltd. - A Shares	267,420	0.3
45,000		Haier Electronics Group Co. Ltd.	125,995	0.1
75,400		Haier Smart Home Co. Ltd. - A Shares	175,450	0.2
42,600		Huaxin Cement Co. Ltd.	148,700	0.2
10,600		Hundsun Technologies, Inc. - A Shares	156,995	0.2
1,961,414		Industrial & Commercial Bank of China - H Shares	1,270,443	1.3
77,600		Joincare Pharmaceutical Group Industry Co. Ltd.	138,545	0.1
110,000		Kingboard Holdings Ltd.	267,861	0.3

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
294,000		Kingboard Laminates Holdings Ltd.	$ 259,697	0.3
238,000		Kunlun Energy Co. Ltd.	146,788	0.2
93,500		Li Ning Co. Ltd.	316,754	0.3
179,500	(2)	Luye Pharma Group Ltd. - H Shares	90,208	0.1
708,000		Metallurgical Corp. of China Ltd. - H Shares	110,051	0.1
18,690		Momo, Inc. ADR	362,586	0.4
1,314		NetEase, Inc. ADR	503,131	0.5
93,700		New China Life Insurance Co. Ltd. - H Shares	294,162	0.3
285,000		Nexteer Automotive Group Ltd.	156,503	0.2
598,000		PICC Property & Casualty Co., Ltd. - H Shares	523,206	0.6
149,000		Ping An Insurance Group Co. of China Ltd. - H Shares	1,474,523	1.6
999,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	639,855	0.7
119,100		Sany Heavy Industry Co. Ltd. - A Shares	306,991	0.3
894,100		Shanghai 2345 Network Holding Group Co. Ltd. - A Shares	358,208	0.4
137,800		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	218,452	0.2
298,026		Shanghai Yuyuan Tourist Mart Group Co. Ltd.	345,114	0.4
259,600		Shanxi Lu'an Environmental Energy Development Co. Ltd. - A Shares	201,860	0.2
10,103		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	394,627	0.4
33,200		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	95,431	0.1
197,000		Sino Biopharmaceutical Ltd.	311,286	0.3
209,500		Sinopec Engineering Group Co. Ltd. - H Shares	88,093	0.1
674,000		Sinotrans Ltd. - H Shares	140,326	0.1
89,000		Sinotruk Hong Kong Ltd.	216,937	0.2
94,200		Tencent Holdings Ltd.	5,101,483	5.4
46,600		Tongkun Group Co. Ltd.	80,120	0.1
95,000		Weichai Power Co. Ltd. - H Shares	164,572	0.2
5,100		Wuliangye Yibin Co. Ltd. - A Shares	106,148	0.1
309,545		Xiamen C & D, Inc. - A Shares	378,976	0.4
450,000		Yuexiu Property Co. Ltd. - H Shares	81,252	0.1
		34,171,366		36.0

		Hong Kong: 5.9%
68,974		AIA Group Ltd.	565,986	0.6
12,700		ASM Pacific Technology Ltd.	116,522	0.1
137,500		CK Asset Holdings Ltd.	755,226	0.8
33,000		CK Infrastructure Holdings Ltd.	165,823	0.2
12,500		CLP Holdings Ltd.	122,697	0.1
456,000		HKT Trust / HKT Ltd.	648,705	0.7
72,000		Kerry Properties Ltd.	171,238	0.2
12,545		Melco Resorts & Entertainment Ltd. ADR	201,096	0.2
517,000		New World Development Ltd.	525,464	0.6
263,000		NWS Holdings Ltd.	207,443	0.2
104,500		Power Assets Holdings Ltd.	585,159	0.6
28,500		Sun Hung Kai Properties Ltd.	333,811	0.3
66,500		Swire Pacific Ltd. - Class A	349,874	0.4
19,500		Techtronic Industries Co., Ltd.	170,116	0.2
802,000	(2)	WH Group Ltd.	697,696	0.7
		5,616,856		5.9

		India: 7.7%
107,301		Coal India Ltd.	201,393	0.2
11,178		Dr Reddys Laboratories Ltd.	601,762	0.6
263,095		GAIL India Ltd.	322,265	0.3
100,977		HCL Technologies Ltd.	736,972	0.8
17,076		Hindustan Unilever Ltd.	465,866	0.5
119,521		Infosys Ltd.	1,096,198	1.2
61,137		ITC Ltd.	159,682	0.2
2,475		Nestle India Ltd.	576,162	0.6
242,589		Oil & Natural Gas Corp., Ltd.	268,104	0.3
36,413		Tata Consultancy Services Ltd.	952,590	1.0
87,244		Tata Steel Ltd.	341,443	0.4
69,476		Tech Mahindra Ltd.	488,601	0.5
400,769		Vedanta Ltd.	489,903	0.5
195,247		Wipro Ltd.	549,780	0.6
		7,250,721		7.7

		Indonesia: 2.4%
2,137,700		Adaro Energy Tbk PT	161,571	0.2
719,700		Astra International Tbk PT	235,531	0.3
416,600		Bank Central Asia Tbk PT	741,293	0.8
1,090,300		Bank Mandiri Persero TBK PT	335,053	0.4
313,700		Bank Negara Indonesia Persero Tbk PT	82,570	0.1
509,700		Bank Rakyat Indonesia	103,207	0.1
34,600		Gudang Garam Tbk PT	115,608	0.1
1,664,700		Hanjaya Mandala Sampoerna Tbk PT	221,760	0.2
279,200		Indah Kiat Pulp and Paper Corp. Tbk PT	100,707	0.1
328,400		Indofood Sukses Makmur Tbk PT	129,599	0.1
		2,226,899		2.4

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Macau: 0.6%
148,800	Sands China Ltd.	$ 584,500	0.6

	Malaysia: 1.9%
222,200	AMMB Holdings Bhd	162,360	0.2
181,900	CIMB Group Holdings Bhd	158,030	0.2
240,700	Genting Bhd	221,926	0.2
80,600	Hong Leong Bank BHD	252,516	0.3
73,100	Malayan Banking BHD	126,291	0.1
111,500	MISC Bhd	213,323	0.2
79,000	Public Bank BHD	266,738	0.3
376,100	RHB Bank Bhd	413,164	0.4
	1,814,348		1.9

	New Zealand: 0.4%
139,337	Spark New Zealand Ltd.	383,033	0.4

	Philippines: 0.3%
37,170	BDO Unibank, Inc.	73,867	0.1
3,755	Globe Telecom, Inc.	170,179	0.2
	244,046		0.3

	Singapore: 2.4%
299,100	CapitaLand Ltd.	614,161	0.6
104,800	CapitaLand Mall Trust	151,212	0.2
383,000	ComfortDelgro Corp., Ltd.	391,297	0.4
1,132,300	Genting Singapore Ltd.	630,939	0.7
655,600	Yangzijiang Shipbuilding Holdings Ltd.	437,536	0.5
	2,225,145		2.4

	South Korea: 8.5%
46,277	BNK Financial Group, Inc.	190,504	0.2
5,510	Daelim Industrial Co., Ltd.	412,319	0.4
10,118	DB Insurance Co. Ltd.	355,765	0.4
5,003	Doosan Bobcat, Inc.	96,098	0.1
11,633	GS Engineering & Construction Corp.	269,294	0.3
8,603	GS Holdings Corp.	262,584	0.3
10,603	GS Retail Co. Ltd.	365,397	0.4
24,634	Hana Financial Group, Inc.	595,199	0.6
10,434	HDC Hyundai Development Co-Engineering & Construction	168,586	0.2
2,116	Hyundai Glovis Co., Ltd.	193,742	0.2
8,995	Hyundai Marine & Fire Insurance Co., Ltd.	176,650	0.2
2,396	Hyundai Mobis Co. Ltd.	384,168	0.4
3,971	Kakao Corp.	848,057	0.9
3,244	KB Financial Group, Inc.	88,532	0.1
17,777	Kia Motors Corp.	494,317	0.5
8,713	LG Electronics, Inc.	418,936	0.4
1,593	POSCO	234,365	0.2
1,431	Samsung Fire & Marine Insurance Co. Ltd.	211,457	0.2
1,059	Samsung SDS Co. Ltd.	163,551	0.2
30,053	Shinhan Financial Group Co., Ltd.	734,551	0.8
615	Shinsegae, Inc.	122,076	0.1
1,376	SK Holdings Co. Ltd.	266,785	0.3
5,494	SK Hynix, Inc.	364,322	0.4
1,052	SK Telecom Co., Ltd.	183,734	0.2
66,709	Woori Financial Group, Inc.	492,258	0.5
	8,093,247		8.5

	Taiwan: 11.9%
25,000	Catcher Technology Co., Ltd.	182,198	0.2
149,840	Chailease Holding Co. Ltd.	584,038	0.6
183,000	Chicony Electronics Co. Ltd.	525,050	0.6
147,000	Foxconn Technology Co., Ltd.	264,704	0.3
23,000	Globalwafers Co. Ltd.	278,837	0.3
53,000	HON HAI Precision Industry Co., Ltd.	134,084	0.1
2,000	Largan Precision Co. Ltd.	256,213	0.3
452,000	Lite-On Technology Corp.	725,377	0.8
53,000	Novatek Microelectronics Corp., Ltd.	362,894	0.4
218,000	Pou Chen Corp.	214,984	0.2
219,000	Powertech Technology, Inc.	709,264	0.8
12,000	President Chain Store Corp.	118,232	0.1
61,000	Realtek Semiconductor Corp.	526,897	0.6
279,000	Synnex Technology International Corp.	413,087	0.4
357,400	Taiwan Business Bank	126,408	0.1
351,627	Taiwan Semiconductor Manufacturing Co., Ltd.	3,418,263	3.6
324,000	Uni-President Enterprises Corp.	786,427	0.8
782,000	United Microelectronics Corp.	403,640	0.4
36,000	Walsin Technology Corp.	224,991	0.2
443,000	Wistron Corp.	422,350	0.4
161,000	Zhen Ding Technology Holding Ltd.	643,447	0.7
	11,321,385		11.9

	Thailand: 1.2%
142,400	Bangkok Dusit Medical Services PCL	100,750	0.1
75,200	Bangkok Dusit Medical Services PCL	53,205	0.1
243,200	Home Product Center PCL	113,682	0.1
159,300	Indorama Ventures PCL	143,245	0.1
1,020,900	Krung Thai Bank PCL	334,769	0.4
41,000	PTT Exploration & Production PCL	108,788	0.1
113,000	PTT PCL (Foreign)	126,452	0.1

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand: (continued)
66,700	PTT Exploration & Production PCL	$ 176,980	0.2
		1,157,871	1.2

	Total Common Stock
	(Cost $100,942,554)	89,150,144	94.0

EXCHANGE-TRADED FUNDS: 2.5%
36,500	iShares MSCI All Country Asia ex-Japan Index Fund	2,360,455	2.5

	Total Exchange-Traded Funds
	(Cost $2,413,163)	2,360,455	2.5

PREFERRED STOCK: 3.1%
	South Korea: 3.1%
85,700	Samsung Electronics Co., Ltd.	2,983,756	3.1

	Total Preferred Stock
	(Cost $2,422,636)	2,983,756	3.1

	Total Investments in Securities (Cost $105,778,353)	$ 94,494,355	99.6
	Assets in Excess of Other Liabilities	370,699	0.4
	Net Assets	$ 94,865,054	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Sector Diversification	Percentage of Net Assets
Financials	21.3%
Information Technology	19.0
Consumer Discretionary	11.5
Communication Services	10.5
Materials	7.1
Industrials	6.1
Real Estate	5.0
Health Care	4.9
Consumer Staples	4.7
Energy	3.6
Utilities	3.4
Exchange-Traded Funds	2.5
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$14,060,727	$–	$14,060,727
China	5,609,399	28,561,967	–	34,171,366
Hong Kong	201,096	5,415,760	–	5,616,856
India	–	7,250,721	–	7,250,721
Indonesia	–	2,226,899	–	2,226,899
Macau	–	584,500	–	584,500
Malaysia	–	1,814,348	–	1,814,348
New Zealand	–	383,033	–	383,033
Philippines	–	244,046	–	244,046
Singapore	–	2,225,145	–	2,225,145
South Korea	–	8,093,247	–	8,093,247
Taiwan	–	11,321,385	–	11,321,385
Thailand	–	1,157,871	–	1,157,871
Total Common Stock	5,810,495	83,339,649	–	89,150,144
Exchange-Traded Funds	2,360,455	–	–	2,360,455
Preferred Stock	–	2,983,756	–	2,983,756
Total Investments, at fair value	$8,170,950	$86,323,405	$–	$94,494,355
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(765,891)	$–	$(765,891)
Total Liabilities	$–	$(765,891)	$–	$(765,891)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2020, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Hang Seng Index	Societe Generale	Call	06/12/20	HKD	23,812.100	2,856	HKD	65,577,958	$207,947	$(43,689)
Korea Stock Exchange KOSPI 200 Index	BNP Paribas	Call	06/12/20	KRW	253.790	19,110,288	KRW	5,127,672,476	96,905	(244,675)
S&P/ASX 200 Index	UBS AG	Call	06/12/20	AUD	5,404.800	1,389	AUD	7,994,654	139,661	(350,324)
Taiwan Stock Exchange Weighted Index	BNP Paribas	Call	06/12/20	TWD	10,814.910	15,719	TWD	171,999,813	125,442	(127,203)
									$569,955	$(765,891)

Currency Abbreviations
AUD	-	Australian Dollar
HKD	-	Hong Kong Sar Dollar
KRW	-	South Korean Won
TWD	-	Taiwan New Dollar

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $105,393,729.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$6,816,895
Gross Unrealized Depreciation	(18,413,584)
Net Unrealized Depreciation	$(11,596,689)